UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06292

UBS Investment Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Item 1.  Schedule of Investments

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Number of Shares	Value ($)
Common stocks—44.25%
Aerospace & defense—1.40%
Honeywell International, Inc.	4,236	660,646
Spirit AeroSystems Holdings, Inc., Class A	10,767	907,120
TransDigm Group, Inc.[1]	2,273	645,055
United Technologies Corp.	11,878	1,442,583
		3,655,404
Airlines—0.18%
Spirit Airlines, Inc.*	10,874	463,559

Banks—0.77%
Wells Fargo & Co.	35,809	2,022,134

Beverages—0.54%
PepsiCo, Inc.	12,062	1,405,464

Biotechnology—1.60%
Alexion Pharmaceuticals, Inc.*	4,846	532,139
Alnylam Pharmaceuticals, Inc.*	6,463	869,532
Bio-Rad Laboratories, Inc., Class A*	4,504	1,221,935
Coherus Biosciences, Inc.*,1	17,486	156,500
Emergent BioSolutions, Inc.*	8,528	374,635
Ironwood Pharmaceuticals, Inc.*,1	38,020	656,606
Lexicon Pharmaceuticals, Inc.*,1	36,990	378,038
		4,189,385
Building products—0.54%
Allegion PLC	16,700	1,405,138

Chemicals—1.43%
Eastman Chemical Co.	12,646	1,168,111
Ecolab, Inc.	6,058	823,403
LyondellBasell Industries NV, Class A	8,232	861,891
The Sherwin-Williams Co.	2,208	881,919
		3,735,324
Communications equipment—0.30%
Arista Networks, Inc.*	3,420	797,270

Consumer finance—1.51%
American Express Co.	19,072	1,863,525

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Number of Shares	Value ($)
Common stocks—(continued)
Consumer finance—(concluded)
Synchrony Financial	58,226	2,089,731
		3,953,256
Distributors—0.40%
LKQ Corp.*	26,271	1,035,603

Diversified financial services—2.44%
Bank of America Corp.	21,810	614,388
CBOE Global Markets, Inc.	5,043	622,457
JPMorgan Chase & Co.	34,127	3,566,954
Voya Financial, Inc.	35,788	1,581,830
		6,385,629
Electrical equipment—0.24%
Rockwell Automation, Inc.	3,241	625,772

Electronic equipment, instruments & components—0.18%
Jabil, Inc.	16,433	474,092

Energy equipment & services—0.21%
Halliburton Co.	13,119	548,112

Equity real estate investment trusts—0.71%
Simon Property Group, Inc.	11,515	1,862,551

Food products—0.57%
Mondelez International, Inc., Class A	35,034	1,504,360

Health care equipment & supplies—0.61%
Abbott Laboratories	14,204	800,679
The Cooper Cos., Inc.	3,310	798,306
		1,598,985
Health care providers & services—2.32%
Aetna, Inc.	5,610	1,010,810
Cigna Corp.	5,350	1,132,756
Laboratory Corp. of America Holdings*	7,116	1,126,249

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Number of Shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
UnitedHealth Group, Inc.	12,349	2,817,671
		6,087,486
Hotels, restaurants & leisure—0.32%
Norwegian Cruise Line Holdings Ltd.*	15,601	844,950

Household durables—0.42%
Newell Brands, Inc.	35,727	1,106,465

Insurance—1.54%
Marsh & McLennan Cos., Inc.	28,785	2,415,925
MetLife, Inc.	30,005	1,610,669
		4,026,594
Internet & catalog retail—2.67%
Amazon.com, Inc.*	4,108	4,834,089
Ctrip.com International Ltd., ADR*	8,200	377,856
Expedia, Inc.	7,405	907,112
The Priceline Group, Inc.*	497	864,636
		6,983,693
Internet software & services—2.65%
Alibaba Group Holding Ltd., ADR*,1	3,312	586,489
Alphabet, Inc., Class A*	2,011	2,083,738
Facebook, Inc., Class A*	24,083	4,267,026
		6,937,253
IT services—1.72%
MasterCard, Inc., Class A	8,575	1,290,280
Square, Inc., Class A*,1	12,442	487,975
Visa, Inc., Class A1	24,152	2,719,274
		4,497,529
Machinery—1.98%
AGCO Corp.	18,151	1,284,728
Fortive Corp.	8,946	667,819
Gardner Denver Holdings, Inc.*	54,700	1,772,827
Parker-Hannifin Corp.	3,765	705,900

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Number of Shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Wabtec Corp.[1]	9,848	757,311
		5,188,585
Media—0.61%
CBS Corp., Class B	12,953	726,145
Entercom Communications Corp., Class A	8,514	98,759
The Walt Disney Co.	7,500	786,150
		1,611,054
Metals & mining—0.32%
Steel Dynamics, Inc.	21,448	825,748

Oil, gas & consumable fuels—1.67%
Delek US Holdings, Inc.	31,549	1,048,058
Diamondback Energy, Inc.*	2,681	293,060
EOG Resources, Inc.	9,588	981,044
Hess Corp.[1]	18,999	871,674
Noble Energy, Inc.	19,427	510,930
WPX Energy, Inc.*	53,231	674,437
		4,379,203
Personal products—0.24%
The Estee Lauder Cos., Inc., Class A	5,035	628,519

Pharmaceuticals—1.83%
Allergan PLC	8,803	1,530,226
Eli Lilly & Co.	13,844	1,171,756
Johnson & Johnson	12,691	1,768,237
Mallinckrodt PLC*,1	14,248	310,891
		4,781,110
Professional services—0.34%
Verisk Analytics, Inc.*	9,117	879,061

Road & rail—0.19%
Canadian Pacific Railway Ltd.	2,894	506,971

Semiconductors & semiconductor equipment—3.50%
Broadcom Ltd.	3,919	1,089,247
Cirrus Logic, Inc.*	7,451	411,593
Integrated Device Technology, Inc.*	19,070	573,816

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Number of Shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
KLA-Tencor Corp.	5,155	527,047
Lam Research Corp.[1]	4,028	774,705
Marvell Technology Group Ltd.	70,067	1,565,297
Micron Technology, Inc.*	31,881	1,351,436
Microsemi Corp.*	9,892	522,792
NVIDIA Corp.	3,420	686,428
ON Semiconductor Corp.*	33,705	676,797
Qorvo, Inc.*	6,467	495,243
Skyworks Solutions, Inc.	4,794	502,124
		9,176,525
Software—3.81%
Activision Blizzard, Inc.	20,110	1,254,864
Adobe Systems, Inc.*	4,010	727,695
Autodesk, Inc.*	8,349	915,885
Electronic Arts, Inc.*	4,850	515,797
Microsoft Corp.	30,518	2,568,700
PTC, Inc.*	14,290	909,987
Salesforce.com, Inc.*	9,161	955,676
ServiceNow, Inc.*	7,147	879,081
Take-Two Interactive Software, Inc.*	5,881	656,026
The Ultimate Software Group, Inc.*,1	2,813	593,627
		9,977,338
Specialty retail—1.57%
The Home Depot, Inc.	9,110	1,638,160
The TJX Cos., Inc.	32,798	2,477,889
		4,116,049
Technology hardware, storage & peripherals—1.14%
Apple, Inc.	11,402	1,959,434
Western Digital Corp.	13,007	1,025,732
		2,985,166
Textiles, apparel & luxury goods—0.25%
Nike, Inc., Class B	10,792	652,053

Tobacco—0.99%
Philip Morris International, Inc.	25,144	2,583,546

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Number of Shares	Value ($)
Common stocks—(concluded)
Wireless telecommunication services—0.54%
T-Mobile US, Inc.*	23,315	1,423,847
Total common stocks (cost—$93,948,000)		115,860,783

Investment companies—5.62%
iShares Core U.S. Aggregate Bond ETF	47,300	5,159,484
iShares Russell 1000 Value ETF[1]	77,650	9,553,279
Total investment companies (cost—$13,406,948)		14,712,763

Preferred stock—0.00%††
Financial services—0.00%††
Squaretwo Financial Corp.[2,3,4] (cost—$0)	35,000	0

	Face Amount ($)
US government obligations—5.08%
US Treasury Bonds
2.750%, due 08/15/47	365,000	358,313
2.750%, due 11/15/47	340,000	334,010
2.875%, due 05/15/43	255,000	257,620
3.000%, due 02/15/47	111,000	114,512
3.000%, due 05/15/47	121,000	124,829
3.125%, due 02/15/43	555,000	586,371
3.375%, due 05/15/44	175,000	193,115
3.750%, due 08/15/41	275,000	321,363
3.750%, due 11/15/43	800,000	938,187
4.500%, due 02/15/36	25,000	31,980
US Treasury Notes
1.625%, due 10/15/20	3,160,000	3,135,683
1.625%, due 08/31/22	4,540,000	4,436,254
1.750%, due 05/31/22	425,000	418,343
2.125%, due 09/30/24	215,000	212,472
2.250%, due 08/15/27	1,855,000	1,825,726
Total US government obligations (cost—$13,365,919)		13,288,778

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Mortgage & agency debt securities—6.41%
Federal Home Loan Mortgage Corporation Certificates,
3.000%, due 07/01/47	490,690	489,798
3.000%, due 08/01/47	417,565	416,914
3.500%, due 11/01/47	997,475	1,023,178
4.000%, due 08/01/47	98,445	102,910
4.000%, due 11/01/47	325,000	339,550
4.000%, due 12/01/47	550,000	574,624
4.500%, due 06/01/47	394,862	419,658
5.000%, due 03/01/38	29,943	32,616
5.000%, due 11/01/38	3,489	3,763
5.500%, due 05/01/37	185,059	207,539
5.500%, due 08/01/40	28,298	31,415
6.500%, due 08/01/28	75,378	83,482
3.500% TBA	1,925,000	1,973,125
Federal National Mortgage Association Certificates,
1.875%, due 09/24/26	200,000	188,814
3.000%, due 11/01/47	174,611	174,211
3.500%, due 01/01/47	325,379	333,753
4.000%, due 12/01/39	101,281	106,304
4.000%, due 02/01/41	55,290	58,019
4.000%, due 08/01/45	249,991	265,022
4.000%, due 06/01/47	1,539,766	1,609,344
4.000%, due 11/01/47	896,387	937,134
4.500%, due 09/01/37	279,596	298,853
4.500%, due 07/01/47	314,476	334,443
5.000%, due 10/01/39	13,607	14,735
5.000%, due 05/01/40	21,836	23,659
5.500%, due 08/01/39	89,261	98,576
7.000%, due 08/01/32	157,266	179,865
7.500%, due 02/01/33	2,747	3,022
3.000% TBA	675,000	672,996
3.500% TBA	1,650,000	1,691,155
Government National Mortgage Association Certificates I,
4.000%, due 07/15/42	84,820	89,263
Government National Mortgage Association Certificates II,
3.000%, due 07/20/47	566,684	571,584
3.000%, due 08/20/47	421,175	424,818
3.000%, due 09/20/47	671,857	677,668
3.500%, due 06/20/47	980,095	1,014,229
3.500%, due 07/20/47	962,614	996,139
6.000%, due 11/20/28	723	820
6.000%, due 02/20/29	1,637	1,852
6.000%, due 02/20/34	282,707	305,825

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Mortgage & agency debt securities—(concluded)
3.500% TBA	25,000	25,844
Total mortgage & agency debt securities (cost—$16,831,258)		16,796,519

Asset-backed securities—2.97%
AmeriCredit Automobile Receivables Trust,
Series 2013-4, Class C, 2.720%, due 09/09/19	16,668	16,672
Series 2013-4, Class D, 3.310%, due 10/08/19	350,000	351,740
Series 2013-5, Class C, 2.290%, due 11/08/19	273,968	274,229
Series 2014-1, Class D, 2.540%, due 06/08/20	200,000	200,730
Series 2016-3, Class D, 2.710%, due 09/08/22	225,000	224,087
Series 2016-4, Class A2A, 1.340%, due 04/08/20	96,042	95,932
Series 2016-4, Class D, 2.740%, due 12/08/22	400,000	397,301
Series 2017-1, Class D, 3.130%, due 01/18/23	325,000	326,367
Series 2017-3, Class D, 3.180%, due 07/18/23	250,000	250,757
Series 2017-4, Class D, 3.080%, due 12/18/23	275,000	273,559
Capital Auto Receivables Asset Trust,
Series 2013-4, Class D, 3.220%, due 05/20/19	120,861	121,075
Series 2015-4, Class D, 3.620%, due 05/20/21	125,000	127,509
Series 2016-2, Class D, 3.160%, due 11/20/23	175,000	176,318
Series 2016-3, Class A2A, 1.360%, due 04/22/19	17,231	17,227
Series 2016-3, Class D, 2.650%, due 01/20/24	125,000	124,696
Drive Auto Receivables Trust,
Series 2015-BA, Class D, 3.840%, due 07/15/21[5]	300,000	305,468
Series 2015-DA, Class D, 4.590%, due 01/17/23[5]	200,000	205,180
Series 2016-CA, Class D, 4.180%, due 03/15/24[5]	150,000	154,498
Series 2017-1, Class D, 3.840%, due 03/15/23	125,000	127,309

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Asset-backed securities—(continued)
Series 2017-2, Class B, 2.250%, due 06/15/21	350,000	350,433
Series 2017-2, Class C, 2.750%, due 09/15/23	150,000	150,414
Series 2017-3, Class B, 2.300%, due 05/17/21	200,000	199,731
Series 2017-AA, Class D, 4.160%, due 05/15/24[5]	175,000	179,598
Series 2017-BA, Class B, 2.200%, due 05/15/20[5]	150,000	150,225
Series 2017-BA, Class D, 3.720%, due 10/17/22[5]	275,000	277,004
GM Financial Automobile Leasing Trust, Series 2016-3, Class A2A,
1.350%, due 02/20/19	86,575	86,509
Invitation Homes Trust, Series 2017-SFR2, Class C,
1 mo. LIBOR + 1.450%, 2.700%, due 12/17/36[5,6]	175,000	176,106
Santander Drive Auto Receivables Trust,
Series 2012-2, Class C, 2.330%, due 11/15/19	206,047	206,410
Series 2013-5, Class C, 2.250%, due 06/17/19	44,166	44,184
Series 2015-4, Class B, 2.260%, due 06/15/20	283,000	283,255
Series 2016-3, Class A2, 1.340%, due 11/15/19	45,204	45,188
Series 2016-3, Class C, 2.460%, due 03/15/22	200,000	200,067
Series 2017-1, Class D, 3.170%, due 04/17/23	350,000	350,888
Series 2017-2, Class D, 3.490%, due 07/17/23	150,000	151,447
Series 2017-3, Class D, 3.200%, due 11/15/23	325,000	324,833
World Financial Network Credit Card Master Trust,
Series 2013-A, Class A, 1.610%, due 12/15/21	350,000	350,000
Series 2015-B, Class A, 2.550%, due 06/17/24	250,000	251,334

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Asset-backed securities—(concluded)
Series 2016-A, Class A, 2.030%, due 04/15/25	225,000	221,166
Total asset-backed securities (cost—$7,745,633)		7,769,446

Commercial mortgage-backed securities—2.64%
BANK, Series 2017-BNK7, Class C,
4.194%, due 09/15/60[7]	200,000	199,877
BBCMS Trust, Series 2015-SRCH, Class A2,
4.197%, due 08/10/35[5]	350,000	378,557
Chicago Skyscraper Trust, Series 2017-SKY, Class A,
1 mo. LIBOR + 0.800%, 2.050%, due 02/15/30[5,6]	210,000	210,525
COMM Mortgage Trust,
Series 2013-CR8, Class A5, 3.612%, due 06/10/46[7]	350,000	363,652
Series 2015-CCRE24, Class D, 3.463%, due 08/10/48[7]	150,000	120,864
Series 2015-CR26, Class A4, 3.630%, due 10/10/48	400,000	413,906
Series 2015-DC1, Class A5, 3.350%, due 02/10/48	600,000	609,635
Series 2015-PC1, Class A4, 3.620%, due 07/10/50	350,000	361,474
Series 2016-DC2, Class A5, 3.765%, due 02/10/49	160,000	167,052
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4,
3.808%, due 11/15/48	250,000	261,652
FREMF Mortgage Trust, Series 2017-K64, Class B,
4.117%, due 03/25/27[5,7]	50,000	51,185
GS Mortgage Securities Corp. II, Series 2017-GS8, Class C,
4.338%, due 11/10/50	450,000	461,066
GS Mortgage Securities Trust, Series 2014-GSFL, Class D,
1 mo. LIBOR + 3.900%, 5.150%, due 07/15/31[5,6]	155,365	155,948
Hilton USA Trust, Series 2016-SFP, Class B,
3.323%, due 11/05/35[5]	425,000	423,643
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS, 3.800%, due 01/15/48	250,000	257,317
Series 2015-C30, Class A5, 3.822%, due 07/15/48	305,000	321,436
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class A4, 4.259%, due 10/15/46[7]	350,000	376,645

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial mortgage-backed securities—(concluded)
Series 2015-C24, Class A4, 3.732%, due 05/15/48	250,000	261,773
Series 2016-C32, Class AS, 3.994%, due 12/15/49[7]	150,000	156,548
Series 2017-C34, Class C, 4.326%, due 11/15/52[7]	150,000	150,001
Wells Fargo Commercial Mortgage Trust,
Series 2015-G29, Class A4, 3.637%, due 06/15/48	300,000	311,334
Series 2015-SG1, Class A4, 3.789%, due 09/15/48	295,000	308,369
Series 2016-C34, Class A4, 3.096%, due 06/15/49	400,000	398,564
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class D,
1 mo. LIBOR + 2.571%, 3.821%, due 11/15/29[5,6]	180,771	180,771
Total commercial mortgage-backed securities (cost—$6,959,615)		6,901,794

Corporate bonds—11.35%
Aerospace & defense—0.06%
DynCorp International, Inc.
10.375% Cash, 1.500% PIK, 11.875%, due 11/30/20[8]	65,000	68,738
TransDigm, Inc.
6.500%, due 07/15/24	75,000	76,687
		145,425
Auto loans—0.04%
General Motors Financial Co., Inc.
2.350%, due 10/04/19	50,000	49,899
3.700%, due 11/24/20	60,000	61,659
		111,558
Automobile OEM—0.14%
Ford Motor Co.
7.450%, due 07/16/31	11,000	14,267
Ford Motor Credit Co. LLC
8.125%, due 01/15/20	150,000	167,058
General Motors Co.
6.600%, due 04/01/36	40,000	47,889
6.750%, due 04/01/46	100,000	123,496

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Automobile OEM—(concluded)
Tesla, Inc.
5.300%, due 08/15/25[5]	10,000	9,547
		362,257
Automotive parts—0.04%
Allison Transmission, Inc.
5.000%, due 10/01/24[5]	40,000	41,662
Meritor, Inc.
6.250%, due 02/15/24	50,000	52,563
		94,225
Banking-non-US—0.31%
Australia & New Zealand Banking Group Ltd. MTN
2.700%, due 11/16/20	50,000	50,389
Barclays PLC
4.337%, due 01/10/28	305,000	314,873
HSBC Bank PLC
6 mo. USD LIBOR + 0.100%, 1.600%, due 06/15/18[6,9]	30,000	26,393
6 mo. USD LIBOR + 0.250%, 1.813%, due 03/29/18[6,9]	40,000	35,200
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	131,008
National Westminster Bank PLC, Series C
3 mo. USD LIBID + 0.250%, 1.750%, due 02/28/18[6,9]	80,000	70,573
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 09/30/31), 7.648%, due 09/30/31[9]	50,000	64,500
Standard Chartered PLC
(fixed, converts to FRN on 07/30/37), 7.014%, due 07/30/37[5,9]	100,000	117,250
		810,186
Banking-US—1.30%
BB&T Corp. MTN
2.625%, due 06/29/20	140,000	141,201
Capital One Bank USA N.A.
3.375%, due 02/15/23	70,000	70,763
Capital One Financial Corp.
3.750%, due 07/28/26	290,000	287,330
4.200%, due 10/29/25	60,000	61,398

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Banking-US—(concluded)
Citigroup, Inc.
5.500%, due 09/13/25	555,000	624,402
(fixed, converts to FRN on 01/30/23), 5.950%, due 01/30/23[9]	40,000	42,980
JPMorgan Chase & Co.
3.875%, due 09/10/24	210,000	218,725
4.625%, due 05/10/21	260,000	277,714
JPMorgan Chase & Co., Series V
(fixed, converts to FRN on 07/01/19), 5.000%, due 07/01/19[9]	75,000	76,969
Morgan Stanley
4.875%, due 11/01/22	170,000	183,041
Morgan Stanley GMTN
4.350%, due 09/08/26	465,000	485,312
Morgan Stanley, Series H
(fixed, converts to FRN on 07/15/19), 5.450%, due 07/15/19[9]	50,000	51,520
SunTrust Bank
7.250%, due 03/15/18	100,000	101,509
The Goldman Sachs Group, Inc.
2.875%, due 02/25/21	120,000	120,818
5.150%, due 05/22/45	180,000	203,922
5.750%, due 01/24/22	100,000	111,166
The Goldman Sachs Group, Inc. MTN
3 mo. USD LIBOR + 1.100%, 2.516%, due 11/15/18[6]	170,000	171,297
Wells Fargo & Co.
5.375%, due 11/02/43	145,000	169,948
		3,400,015
Building materials—0.09%
Boise Cascade Co.
5.625%, due 09/01/24[5]	40,000	42,100
Builders FirstSource, Inc.
5.625%, due 09/01/24[5]	78,000	81,315
Masco Corp.
4.450%, due 04/01/25	80,000	84,816

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Building materials—(concluded)
Summit Materials LLC/Summit Materials Finance Corp.
6.125%, due 07/15/23	30,000	31,359
		239,590
Chemicals—0.18%
Hexion, Inc.
6.625%, due 04/15/20	30,000	26,475
Kraton Polymers LLC/Kraton Polymers Capital Corp.
7.000%, due 04/15/25[5]	60,000	64,650
NOVA Chemicals Corp.
5.250%, due 06/01/27[5]	75,000	75,563
PQ Corp.
5.750%, due 12/15/25[5]	10,000	10,225
The Dow Chemical Co.
5.250%, due 11/15/41	80,000	90,977
The Sherwin-Williams Co.
3.450%, due 06/01/27	80,000	80,768
4.200%, due 01/15/22	60,000	62,820
WR Grace & Co-Conn
5.625%, due 10/01/24[5]	50,000	54,000
		465,478
Commercial services—0.21%
AECOM
5.125%, due 03/15/27	75,000	76,447
APX Group, Inc.
7.625%, due 09/01/23	70,000	74,025
Booz Allen Hamilton, Inc.
5.125%, due 05/01/25[5]	50,000	50,250
Brand Industrial Services, Inc.
8.500%, due 07/15/25[5]	15,000	15,905
Corporate Risk Holdings LLC
9.500%, due 07/01/19[5]	90,000	94,725
GW Honos Security Corp.
8.750%, due 05/15/25[5]	25,000	26,750
Harland Clarke Holdings Corp.
8.375%, due 08/15/22[5]	75,000	78,187
Michael Baker International LLC
8.750%, due 03/01/23[5]	45,000	42,975

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, due 05/15/23[5]	85,000	93,819
		553,083
Consumer products—0.03%
Kimberly-Clark Corp.
3.200%, due 07/30/46	40,000	37,012
3.625%, due 08/01/20	45,000	46,658
		83,670
Consumer services—0.05%
Tutor Perini Corp.
6.875%, due 05/01/25[5]	30,000	31,887
XLIT Ltd.
6.250%, due 05/15/27	50,000	59,082
6.375%, due 11/15/24	40,000	46,495
		137,464
Diversified manufacturing—0.17%
Bombardier, Inc.
8.750%, due 12/01/21[5]	100,000	110,626
Eaton Corp.
2.750%, due 11/02/22	70,000	70,153
Illinois Tool Works, Inc.
2.650%, due 11/15/26	110,000	107,149
3.500%, due 03/01/24	110,000	114,833
Terex Corp.
5.625%, due 02/01/25[5]	35,000	36,947
		439,708
Electric-generation—0.09%
Calpine Corp.
5.375%, due 01/15/23	35,000	34,869
NRG Energy, Inc.
7.250%, due 05/15/26	75,000	82,593

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Electric-generation—(concluded)
Tennessee Valley Authority
2.875%, due 09/15/24	120,000	123,345
		240,807
Electric-integrated —0.63%
Alabama Power Co.
6.000%, due 03/01/39	30,000	39,092
Berkshire Hathaway Energy Co.
3.750%, due 11/15/23	80,000	83,661
Covanta Holding Corp.
5.875%, due 07/01/25	55,000	55,000
DTE Electric Co.
3.700%, due 03/15/45	50,000	50,075
Dynegy, Inc.
7.375%, due 11/01/22	150,000	160,313
Edison International
2.950%, due 03/15/23	50,000	50,227
Exelon Corp.
3.400%, due 04/15/26	120,000	120,435
Exelon Generation Co. LLC
2.950%, due 01/15/20	170,000	171,840
Florida Power & Light Co.
5.950%, due 02/01/38	45,000	59,129
Georgia Power Co., Series C
2.000%, due 09/08/20	100,000	99,482
Indiana Michigan Power Co., Series K
4.550%, due 03/15/46	140,000	155,305
NextEra Energy Operating Partners LP
4.250%, due 09/15/24[5]	10,000	10,125
4.500%, due 09/15/27[5]	15,000	15,038
Northern States Power Co.
2.600%, due 05/15/23	50,000	50,026
3.600%, due 05/15/46	30,000	29,890
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	80,000	80,560
Pacific Gas & Electric Co.
2.950%, due 03/01/26	80,000	77,938
5.800%, due 03/01/37	40,000	49,248
Southern Power Co.
5.250%, due 07/15/43	60,000	66,825
Talen Energy Supply LLC
10.500%, due 01/15/26[5]	25,000	25,156

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Electric-integrated—(concluded)
TerraForm Power Operating LLC
5.000%, due 01/31/28[5]	15,000	15,056
The Cleveland Electric Illuminating Co.
5.950%, due 12/15/36	100,000	123,879
Virginia Electric & Power Co.
3.450%, due 09/01/22	60,000	62,180
		1,650,480
Energy-independent—0.38%
Anadarko Finance Co., Series B
7.500%, due 05/01/31	20,000	25,545
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.000%, due 04/01/22[5]	20,000	21,700
California Resources Corp.
8.000%, due 12/15/22[5]	10,000	7,400
Canadian Natural Resources Ltd.
2.950%, due 01/15/23	80,000	79,541
Carrizo Oil & Gas, Inc.
6.250%, due 04/15/23	40,000	40,950
Chesapeake Energy Corp.
8.000%, due 12/15/22[5]	19,000	20,235
8.000%, due 06/15/27[5]	75,000	71,812
Denbury Resources, Inc.
5.500%, due 05/01/22	30,000	19,500
9.000%, due 05/15/21[5]	10,000	9,650
Devon Energy Corp.
4.000%, due 07/15/21	50,000	51,936
Endeavor Energy Resources LP/EER Finance, Inc.
5.500%, due 01/30/26[5]	15,000	15,169
EP Energy LLC/Everest Acquisition Finance, Inc.
8.000%, due 11/29/24[5]	25,000	25,000
Gulfport Energy Corp.
6.000%, due 10/15/24	50,000	50,188
6.375%, due 01/15/26[5]	15,000	15,075
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 10/01/25[5]	40,000	41,212
MEG Energy Corp.
6.500%, due 01/15/25[5]	15,000	14,700
7.000%, due 03/31/24[5]	15,000	13,500
Newfield Exploration Co.
5.625%, due 07/01/24	25,000	27,000
5.750%, due 01/30/22	25,000	26,719

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Energy-independent—(concluded)
Noble Energy, Inc.
5.050%, due 11/15/44	75,000	79,048
Oasis Petroleum, Inc.
6.875%, due 03/15/22	35,000	35,656
Occidental Petroleum Corp.
3.400%, due 04/15/26	50,000	51,281
Parsley Energy LLC/Parsley Finance Corp.
5.375%, due 01/15/25[5]	20,000	20,250
5.625%, due 10/15/27[5]	15,000	15,328
6.250%, due 06/01/24[5]	30,000	31,725
PDC Energy, Inc.
6.125%, due 09/15/24	25,000	26,109
QEP Resources, Inc.
5.250%, due 05/01/23	25,000	25,313
RSP Permian, Inc.
5.250%, due 01/15/25	55,000	56,100
SM Energy Co.
6.125%, due 11/15/22	50,000	50,625
WPX Energy, Inc.
5.250%, due 09/15/24	20,000	19,650
		987,917
Energy-integrated—0.07%
BP Capital Markets PLC
3.062%, due 03/17/22	90,000	91,845
Shell International Finance BV
4.000%, due 05/10/46	90,000	92,038
		183,883
Energy-refining & marketing—0.07%
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%, due 04/15/21	20,000	19,925
Delek Logistics Partners LP
6.750%, due 05/15/25[5]	50,000	50,750
Marathon Petroleum Corp.
4.750%, due 09/15/44	110,000	111,940
		182,615
Finance-diversified—0.27%
Bank of America Corp.
6.110%, due 01/29/37	150,000	189,204

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Finance-diversified—(concluded)
Bank of America Corp. GMTN
2.625%, due 04/19/21	90,000	90,229
Bank of America Corp. MTN
4.200%, due 08/26/24	220,000	231,030
Bank of America Corp.,
Series K, (fixed, converts to FRN on 01/30/18), 8.000%, due 01/30/18[9]	50,000	50,376
Series V, (fixed, converts to FRN on 06/17/19), 5.125%, due 06/17/19[9]	70,000	71,750
NFP Corp.
6.875%, due 07/15/25[5]	8,000	8,140
Quicken Loans, Inc.
5.750%, due 05/01/25[5]	60,000	63,075
		703,804
Finance-non-captive diversified—0.08%
Ally Financial, Inc.
4.125%, due 02/13/22	100,000	103,219
General Electric Co.
6.750%, due 03/15/32	75,000	101,604
		204,823
Finance-other—0.53%
Dana Financing Luxembourg Sarl
5.750%, due 04/15/25[5]	55,000	58,421
GE Capital International Funding Co. Unlimited Co.
2.342%, due 11/15/20	200,000	199,376
General Electric Co. MTN
4.650%, due 10/17/21	100,000	107,176
goeasy Ltd.
7.875%, due 11/01/22[5]	25,000	26,156
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, due 02/01/22	35,000	36,400
International Lease Finance Corp.
5.875%, due 08/15/22	320,000	357,037
KfW
5.476%, due 04/18/36[10]	105,000	60,797
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.250%, due 10/01/25[5]	55,000	54,863

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Finance-other—(concluded)
Navient Corp. MTN
8.000%, due 03/25/20	45,000	49,050
NewStar Financial, Inc.
7.250%, due 05/01/20	70,000	72,625
Park Aerospace Holdings Ltd.
4.500%, due 03/15/23[5]	25,000	24,250
5.500%, due 02/15/24[5]	50,000	51,125
Springleaf Finance Corp.
8.250%, due 12/15/20	125,000	138,281
TMX Finance LLC/TitleMax Finance Corp.
8.500%, due 09/15/18[5]	105,000	95,025
VFH Parent LLC/Orchestra Co-Issuer, Inc.
6.750%, due 06/15/22[5]	55,000	57,681
		1,388,263
Food/beverage—0.26%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
6.625%, due 06/15/24	45,000	42,975
Anheuser-Busch InBev Finance, Inc.
4.700%, due 02/01/36	150,000	166,078
4.900%, due 02/01/46	30,000	33,808
Kraft Heinz Foods Co.
5.000%, due 06/04/42	40,000	42,036
5.200%, due 07/15/45	20,000	21,640
PepsiCo, Inc.
4.875%, due 11/01/40	60,000	70,519
Post Holdings, Inc.
5.500%, due 03/01/25[5]	45,000	46,744
The Kroger Co.
2.800%, due 08/01/22	100,000	99,871
3.850%, due 08/01/23	160,000	166,049
		689,720
Gaming—0.07%
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[5]	35,000	37,625
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.500%, due 09/01/26	38,000	38,285
Penn National Gaming, Inc.
5.625%, due 01/15/27[5]	30,000	31,125
Scientific Games International, Inc.
5.000%, due 10/15/25[5]	15,000	15,169

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Gaming—(concluded)
10.000%, due 12/01/22	55,000	60,569
		182,773
Gas distributors—0.04%
Sempra Energy
9.800%, due 02/15/19	90,000	98,033

Gas pipelines—0.63%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.750%, due 05/20/27	40,000	40,400
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, due 11/15/22[5]	75,000	77,812
Cheniere Corpus Christi Holdings LLC
5.875%, due 03/31/25	80,000	86,700
Cheniere Energy Partners LP
5.250%, due 10/01/25[5]	50,000	51,313
Energy Transfer Partners LP
9.000%, due 04/15/19	110,000	119,323
Enterprise Products Operating LLC
2.850%, due 04/15/21	40,000	40,355
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%, due 05/15/23	50,000	50,750
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, due 02/15/26[5]	30,000	30,863
Kinder Morgan Energy Partners LP
5.000%, due 10/01/21	185,000	197,613
Kinder Morgan, Inc.
5.550%, due 06/01/45	120,000	127,930
MPLX LP
4.875%, due 06/01/25	70,000	74,923
NGPL PipeCo LLC
4.875%, due 08/15/27[5]	35,000	36,336
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23[5]	25,000	25,875
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	280,000	298,226
Sunoco Logistics Partners Operations LP
4.000%, due 10/01/27	50,000	49,180
5.400%, due 10/01/47	100,000	99,565
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, due 01/15/28[5]	30,000	30,900

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Gas pipelines—(concluded)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.000%, due 01/15/28[5]	40,000	39,750
Williams Partners LP
4.300%, due 03/04/24	160,000	167,678
		1,645,492
Health care—0.41%
Abbott Laboratories
3.750%, due 11/30/26	110,000	112,137
Centene Corp.
4.750%, due 01/15/25	25,000	25,645
CHS/Community Health Systems, Inc.
8.000%, due 11/15/19	25,000	22,406
DaVita , Inc.
5.000%, due 05/01/25	65,000	65,081
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
8.125%, due 06/15/21[5]	30,000	28,406
Medtronic, Inc.
4.375%, due 03/15/35	115,000	126,266
Molina Healthcare, Inc.
4.875%, due 06/15/25[5]	30,000	30,000
MPH Acquisition Holdings LLC
7.125%, due 06/01/24[5]	30,000	32,213
Tenet Healthcare Corp.
5.125%, due 05/01/25[5]	40,000	38,600
8.125%, due 04/01/22	120,000	118,800
Thermo Fisher Scientific, Inc.
5.300%, due 02/01/44	60,000	70,511
UnitedHealth Group, Inc.
4.625%, due 07/15/35	90,000	102,768
WellCare Health Plans, Inc.
5.250%, due 04/01/25	50,000	52,938
Zimmer Biomet Holdings, Inc.
2.700%, due 04/01/20	200,000	200,172
4.250%, due 08/15/35	50,000	48,178
		1,074,121
Home construction—0.09%
AV Homes, Inc.
6.625%, due 05/15/22	20,000	20,926

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Home construction—(concluded)
Beazer Homes USA, Inc.
5.875%, due 10/15/27[5]	25,000	25,063
CalAtlantic Group, Inc.
5.250%, due 06/01/26	25,000	26,250
Crescent Communities LLC/Crescent Ventures, Inc.
8.875%, due 10/15/21[5]	71,000	75,437
M/I Homes, Inc.
5.625%, due 08/01/25	40,000	40,600
Shea Homes LP/Shea Homes Funding Corp.
5.875%, due 04/01/23[5]	45,000	46,687
		234,963
Household durables—0.01%
Lennar Corp.
4.750%, due 11/29/27[5]	30,000	30,675

Insurance-life—0.28%
Acrisure LLC/Acrisure Finance, Inc.
7.000%, due 11/15/25[5]	35,000	34,519
Aon PLC
3.500%, due 06/14/24	60,000	61,474
3.875%, due 12/15/25	60,000	62,596
Brighthouse Financial, Inc.
4.700%, due 06/22/47[5]	90,000	88,138
MetLife, Inc.
4.125%, due 08/13/42	80,000	82,792
Prudential Financial, Inc.
7.375%, due 06/15/19	150,000	161,546
Prudential Financial, Inc. MTN
6.625%, due 06/21/40	60,000	83,673
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[5]	70,000	72,395
The Hartford Financial Services Group, Inc.
5.950%, due 10/15/36	70,000	87,591
		734,724
Insurance-personal & casualty—0.03%
HUB International Ltd.
7.875%, due 10/01/21[5]	75,000	78,000

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Internet & catalog retail—0.04%
Amazon.com, Inc.
4.050%, due 08/22/47[5]	90,000	93,658

Leisure—0.04%
NCL Corp. Ltd.
4.750%, due 12/15/21[5]	45,000	46,575
Regal Entertainment Group
5.750%, due 02/01/25	30,000	30,450
Viking Cruises Ltd.
5.875%, due 09/15/27[5]	30,000	30,338
		107,363
Lodging—0.05%
CRC Escrow Issuer LLC/CRC Finco, Inc.
5.250%, due 10/15/25[5]	35,000	35,000
Hilton Domestic Operating Co., Inc.
4.250%, due 09/01/24	35,000	35,525
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.750%, due 11/15/21[5]	40,000	42,250
10.250%, due 11/15/22[5]	25,000	27,469
		140,244
Machinery-diversified—0.12%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.250%, due 03/15/24[5]	30,000	32,475
Cloud Crane LLC
10.125%, due 08/01/24[5]	90,000	101,475
John Deere Capital Corp. MTN
2.450%, due 09/11/20	40,000	40,193
SPX FLOW, Inc.
5.625%, due 08/15/24[5]	69,000	72,622
Tennant Co.
5.625%, due 05/01/25[5]	30,000	31,200
United Rentals North America, Inc.
4.875%, due 01/15/28	35,000	35,394
		313,359
Media-broadcast/outdoor—0.32%
21st Century Fox America, Inc.
4.950%, due 10/15/45	70,000	75,808
CBS Radio, Inc.
7.250%, due 11/01/24[5]	40,000	42,100

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Media-broadcast/outdoor—(concluded)
Clear Channel Worldwide Holdings, Inc.,
Series A, 6.500%, due 11/15/22	100,000	100,625
Series B, 7.625%, due 03/15/20	50,000	49,500
Match Group, Inc.
5.000%, due 12/15/27[5]	20,000	20,150
Netflix, Inc.
5.875%, due 02/15/25	100,000	107,000
RR Donnelley & Sons Co.
6.000%, due 04/01/24	30,000	27,975
7.875%, due 03/15/21	50,000	51,687
Sirius XM Radio, Inc.
5.000%, due 08/01/27[5]	15,000	15,169
5.375%, due 04/15/25[5]	100,000	105,155
The Walt Disney Co. GMTN
2.150%, due 09/17/20	50,000	49,994
4.125%, due 06/01/44	40,000	42,460
Time Warner, Inc.
3.800%, due 02/15/27	140,000	139,569
		827,192
Media-cable—0.42%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000%, due 02/01/28[5]	35,000	34,125
5.125%, due 05/01/27[5]	20,000	19,812
5.500%, due 05/01/26[5]	25,000	25,500
5.750%, due 02/15/26[5]	50,000	51,875
5.875%, due 04/01/24[5]	150,000	157,125
Comcast Corp.
3.969%, due 11/01/47[5]	260,000	260,311
DISH DBS Corp.
5.875%, due 11/15/24	75,000	75,360
NBCUniversal Media LLC
4.375%, due 04/01/21	40,000	42,592
SFR Group SA
6.250%, due 05/15/24[5]	200,000	198,000
TCI Communications, Inc.
7.875%, due 02/15/26	50,000	66,479
Time Warner Cable, Inc.
6.550%, due 05/01/37	25,000	28,623

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Media-cable—(concluded)
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	35,000	42,336
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.500%, due 01/15/23[5]	90,000	92,722
		1,094,860
Media-diversified—0.04%
TEGNA, Inc.
6.375%, due 10/15/23	100,000	105,250

Media-non cable—0.07%
Intelsat Jackson Holdings SA
5.500%, due 08/01/23	125,000	102,344
7.500%, due 04/01/21	25,000	23,281
8.000%, due 02/15/24[5]	20,000	21,150
9.750%, due 07/15/25[5]	25,000	24,125
		170,900
Metals & mining—0.25%
Alcoa Nederland Holding BV
6.750%, due 09/30/24[5]	10,000	11,003
ArcelorMittal
7.500%, due 10/15/39[11]	50,000	62,875
First Quantum Minerals Ltd.
7.000%, due 02/15/21[5]	75,000	77,812
Freeport-McMoRan, Inc.
4.550%, due 11/14/24	25,000	24,937
5.450%, due 03/15/43	30,000	28,416
6.875%, due 02/15/23	15,000	16,313
Hudbay Minerals, Inc.
7.250%, due 01/15/23[5]	35,000	37,406
7.625%, due 01/15/25[5]	5,000	5,519
Murray Energy Corp.
11.250%, due 04/15/21[5]	40,000	22,200
Northwest Acquisitions ULC/Dominion Finco, Inc.
7.125%, due 11/01/22[5]	15,000	15,488
Southern Copper Corp.
6.750%, due 04/16/40	90,000	115,955
Teck Resources Ltd.
6.250%, due 07/15/41	95,000	108,300
United States Steel Corp.
6.650%, due 06/01/37	15,000	14,550

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Metals & mining—(concluded)
Vale Overseas Ltd.
4.375%, due 01/11/22	115,000	119,350
		660,124
Oil & gas—0.26%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.750%, due 04/01/25	35,000	36,050
Ecopetrol SA
5.375%, due 06/26/26	225,000	241,177
Petrobras Global Finance BV
7.375%, due 01/17/27	50,000	55,100
Petroleos Mexicanos
3.500%, due 01/30/23	160,000	156,960
6.500%, due 03/13/27[5]	80,000	88,220
Statoil ASA
4.800%, due 11/08/43	50,000	56,818
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	60,000	60,450
		694,775
Oil field equipment & services—0.14%
Ensco PLC
5.200%, due 03/15/25	25,000	20,500
5.750%, due 10/01/44	10,000	6,600
Noble Holding International Ltd.
6.200%, due 08/01/40	15,000	9,750
7.750%, due 01/15/24	20,000	17,300
Precision Drilling Corp.
5.250%, due 11/15/24	35,000	32,812
7.750%, due 12/15/23	15,000	15,488
Rowan Cos., Inc.
7.375%, due 06/15/25	25,000	25,125
Transocean Phoenix 2 Ltd.
7.750%, due 10/15/24[5]	22,500	24,412
Transocean, Inc.
7.500%, due 01/15/26[5]	15,000	15,413
9.000%, due 07/15/23[5]	65,000	70,200
Trinidad Drilling Ltd.
6.625%, due 02/15/25[5]	35,000	33,425
Weatherford International Ltd.
7.750%, due 06/15/21	40,000	40,800

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Oil field equipment & services—(concluded)
9.875%, due 02/15/24	50,000	52,437
		364,262
Packaging & containers—0.06%
Berry Global, Inc.
5.125%, due 07/15/23	50,000	52,375
Owens-Brockway Glass Container, Inc.
5.875%, due 08/15/23[5]	75,000	81,938
Trident Merger Sub, Inc.
6.625%, due 11/01/25[5]	25,000	24,906
		159,219
Pharmaceuticals—0.56%
AbbVie, Inc.
2.500%, due 05/14/20	120,000	120,616
3.200%, due 05/14/26	30,000	29,630
Actavis Funding SCS
3.000%, due 03/12/20	50,000	50,457
3.800%, due 03/15/25	90,000	90,575
4.750%, due 03/15/45	34,000	35,523
Biogen, Inc.
4.050%, due 09/15/25	100,000	105,401
5.200%, due 09/15/45	50,000	57,282
Eagle Holding Co. II LLC
7.625% Cash, 8.375% PIK, 7.625%, due 05/15/22[5,8]	10,000	10,150
Eli Lilly & Co.
2.350%, due 05/15/22	80,000	79,902
Gilead Sciences, Inc.
4.750%, due 03/01/46	70,000	78,533
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%, due 08/01/23[5]	50,000	51,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.625%, due 10/15/23[5]	15,000	13,163
Mylan NV
3.950%, due 06/15/26	250,000	249,241
Pfizer, Inc.
7.200%, due 03/15/39	120,000	180,530
Shire Acquisitions Investments Ireland DAC
2.400%, due 09/23/21	50,000	49,190
Valeant Pharmaceuticals International, Inc.
5.500%, due 11/01/25[5]	15,000	15,150

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
5.875%, due 05/15/23[5]	55,000	48,056
6.375%, due 10/15/20[5]	77,000	77,000
6.500%, due 03/15/22[5]	50,000	52,500
7.000%, due 03/15/24[5]	60,000	64,275
		1,458,674
Railroads—0.16%
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	100,000	120,652
Norfolk Southern Corp.
3.250%, due 12/01/21	150,000	153,093
Union Pacific Corp.
3.600%, due 09/15/37	70,000	70,762
4.050%, due 11/15/45	70,000	73,443
		417,950
Real estate investment trusts—0.13%
AvalonBay Communities, Inc. MTN
3.450%, due 06/01/25	70,000	71,629
Boston Properties LP
2.750%, due 10/01/26	40,000	37,748
ERP Operating LP
4.750%, due 07/15/20	35,000	36,975
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, due 10/15/27	15,000	15,638
Starwood Property Trust, Inc.
4.750%, due 03/15/25[5]	25,000	24,938
Ventas Realty LP
3.500%, due 02/01/25	35,000	35,239
3.750%, due 05/01/24	90,000	92,395
VEREIT Operating Partnership LP
4.875%, due 06/01/26	15,000	16,002
		330,564
Restaurants—0.05%
1011778 BC ULC/New Red Finance, Inc.
5.000%, due 10/15/25[5]	40,000	41,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 06/01/27[5]	20,000	20,468
McDonald’s Corp. MTN
2.100%, due 12/07/18	40,000	40,035

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Restaurants—(concluded)
4.875%, due 12/09/45	20,000	22,640
		124,143
Retail-specialty—0.15%
Beacon Roofing Supply, Inc.
6.375%, due 10/01/23	25,000	26,688
CVS Health Corp.
3.500%, due 07/20/22	60,000	61,110
5.125%, due 07/20/45	75,000	82,383
FBM Finance, Inc.
8.250%, due 08/15/21[5]	53,000	56,577
JC Penney Corp., Inc.
5.875%, due 07/01/23[5]	25,000	23,531
Lowe’s Cos., Inc.
4.650%, due 04/15/42	60,000	67,394
The Home Depot, Inc.
2.125%, due 09/15/26	50,000	46,680
3.350%, due 09/15/25	40,000	41,263
		405,626
Technology-hardware—0.14%
Cisco Systems, Inc.
5.900%, due 02/15/39	80,000	106,857
Equinix, Inc.
5.375%, due 05/15/27	65,000	70,187
NCR Corp.
6.375%, due 12/15/23	75,000	79,031
Western Digital Corp.
7.375%, due 04/01/23[5]	30,000	32,625
10.500%, due 04/01/24	75,000	87,047
		375,747
Technology-software—0.75%
Apple, Inc.
3.850%, due 05/04/43	210,000	214,105
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.125%, due 01/15/25[5]	40,000	38,060
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750%, due 03/01/25[5]	40,000	40,500
CommScope Technologies Finance LLC
6.000%, due 06/15/25[5]	75,000	80,250

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Technology-software—(concluded)
Conduent Finance, Inc./Conduent Business Services LLC
10.500%, due 12/15/24[5]	60,000	70,050
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[5]	50,000	52,186
6.020%, due 06/15/26[5]	100,000	109,850
8.350%, due 07/15/46[5]	60,000	75,285
First Data Corp.
5.750%, due 01/15/24[5]	30,000	31,125
Infor US, Inc.
6.500%, due 05/15/22	100,000	103,000
International Business Machines Corp.
2.250%, due 02/19/21	50,000	49,926
3.375%, due 08/01/23	125,000	129,104
Iron Mountain, Inc.
4.875%, due 09/15/27[5]	25,000	25,563
Microsoft Corp.
2.375%, due 02/12/22	180,000	180,018
4.450%, due 11/03/45	270,000	307,910
MSCI, Inc.
5.750%, due 08/15/25[5]	50,000	53,875
Oracle Corp.
2.500%, due 05/15/22	80,000	80,112
5.375%, due 07/15/40	70,000	86,019
Texas Instruments, Inc.
1.650%, due 08/03/19	30,000	29,840
1.850%, due 05/15/22	90,000	87,877
VMware, Inc.
3.900%, due 08/21/27	130,000	129,992
		1,974,647
Telecom-wireless—0.12%
America Movil SAB de CV
3.125%, due 07/16/22	40,000	40,640
Rogers Communications, Inc.
5.000%, due 03/15/44	80,000	90,391
Sprint Corp.
7.625%, due 02/15/25	75,000	79,650

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Telecom-wireless—(concluded)
T-Mobile USA, Inc.
6.375%, due 03/01/25	100,000	107,345
		318,026
Telecommunications—0.06%
Telefonica Emisiones SAU
4.570%, due 04/27/23	150,000	161,691

Telephone-integrated—0.58%
AT&T, Inc.
2.800%, due 02/17/21	50,000	50,205
3.600%, due 02/17/23	140,000	143,191
4.350%, due 06/15/45	70,000	63,232
4.900%, due 08/14/37	110,000	109,556
5.450%, due 03/01/47	50,000	52,672
6.000%, due 08/15/40	170,000	191,858
CenturyLink, Inc., Series P
7.600%, due 09/15/39	30,000	24,863
Deutsche Telekom International Finance BV
8.750%, due 06/15/30[11]	50,000	73,173
Frontier Communications Corp.
11.000%, due 09/15/25	65,000	49,887
Level 3 Financing, Inc.
5.375%, due 05/01/25	100,000	100,280
Verizon Communications, Inc.
3.376%, due 02/15/25[5]	323,000	322,668
4.522%, due 09/15/48	205,000	198,125
Windstream Services LLC/Windstream Finance Corp.
7.750%, due 10/01/21	95,000	73,625
Zayo Group LLC/Zayo Capital, Inc.
5.750%, due 01/15/27[5]	65,000	66,950
		1,520,285
Tobacco—0.15%
Altria Group, Inc.
9.250%, due 08/06/19	110,000	122,688
BAT Capital Corp.
3.222%, due 08/15/24[5]	70,000	69,767
Philip Morris International, Inc.
2.900%, due 11/15/21	130,000	131,592

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(concluded)
Tobacco—(concluded)
Reynolds American, Inc.
5.700%, due 08/15/35	70,000	82,350
		406,397
Transportation services—0.05%
FedEx Corp.
2.625%, due 08/01/22	90,000	90,346
4.550%, due 04/01/46	30,000	31,866
		122,212
Wireless telecommunications—0.08%
Altice Financing SA
6.625%, due 02/15/23[5]	200,000	205,000
Nokia OYJ
4.375%, due 06/12/27	15,000	14,880
		219,880
Total corporate bonds (cost—$29,286,282)		29,720,800

Loan assignment—0.00%††
Finance-other—0.00%††
Squaretwo Financial Corp.
11.000%, due 05/24/19[2,3,4] (cost—$27,553)	40,984	3,644

Non-US government obligations—0.49%
Chile Government International Bond
3.250%, due 09/14/21	100,000	103,100
Colombia Government International Bond
8.125%, due 05/21/24	260,000	330,265
Israel Government International Bond
5.500%, due 09/18/33	175,000	231,676
Mexico Government International Bond
4.150%, due 03/28/27	170,000	177,990
Mexico Government International Bond MTN
6.750%, due 09/27/34	40,000	52,200
Panama Government International Bond
6.700%, due 01/26/36	90,000	120,150
8.875%, due 09/30/27	60,000	87,450
Poland Government International Bond
5.000%, due 03/23/22	35,000	38,413

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Non-US government obligations—(concluded)
Uruguay Government International Bond
4.125%, due 11/20/45	130,000	130,325
Total non-US government obligations (cost—$1,236,273)		1,271,569

Municipal bonds and notes—0.17%
California—0.15%
California (Build America Bonds)
7.550%, due 04/01/39	255,000	394,633

New York—0.02%
Metropolitan Transportation Authority Revenue (Build America Bonds)
6.668%, due 11/15/39	40,000	56,590
Total municipal bonds and notes (cost—$407,146)		451,223

Short-term US government obligation[12]—0.80%
US Treasury Bill
1.252%, due 02/22/18 (cost—$2,093,938)	2,100,000	2,094,311

Repurchase agreement—18.26%
Repurchase agreement dated 11/30/17 with State Street Bank and Trust Co., 0.050% due 12/01/17, collateralized by $48,393,190 US Treasury Notes, 1.500% to 3.125% due 05/15/21 to 01/31/22; (value—$48,776,042); proceeds: $47,819,066 (cost—$47,819,000)	47,819,000	47,819,000

Number of Shares
Investment of cash collateral from securities loaned—1.15%
Money market fund—1.15%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$3,013,841)	3,013,841	3,013,841

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

	Number of Contracts	Notional Amount ($)	Value ($)
Options purchased—0.46%
Call options—0.46%
S&P 500 Index, strike @ 2,550, expires 06/15/18	58	14,790,000	937,280
S&P 500 Index, strike @ 2,700, expires 06/15/18	38	10,260,000	272,840
Total options purchased (cost—$533,060)			1,210,120
Total investments (cost—$236,674,466)[13]—99.65%			260,914,591
Other assets in excess of liabilities—0.35%			903,718
Net assets—100.00%			$261,818,309

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to page 40.

Option written

Number of	Notional			Expiration	Premiums	Current	Unrealized
contracts	amount($)	Call options	Counterparty	date	received($)	value($)	depreciation($)
40	10,200,000	S&P 500 Index, strike @ 2,550	BOA	06/15/18	450,700	(646,400)	(195,700)

Futures contracts

Number of contracts		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
475	Russell 1000 Value Index Futures	December 2017	27,247,425	28,685,250	1,437,825
239	Russell 2000 Mini Index Futures	December 2017	16,687,100	18,467,530	1,780,430
125	S&P 500 E-Mini Index Futures	December 2017	15,536,312	16,549,375	1,013,063
US Treasury futures buy contracts:
160	US Treasury Note 10 Year Futures	March 2018	19,955,000	19,847,500	(107,500)
			79,425,837	83,549,655	4,123,818
Index futures sell contracts:
111	NASDAQ 100 E-Mini Index Futures	December 2017	(13,299,076)	(14,139,180)	(840,104)
US Treasury futures sell contracts:
47	US Treasury Note 2 Year Futures	March 2018	(10,083,638)	(10,077,094)	6,544
			(23,382,714)	(24,216,274)	(833,560)
					3,290,258

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Centrally cleared credit default swap agreements on credit indices—buy protection14

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[15](%)	Upfront payments received (made)($)	Value($)	Unrealized depreciation($)
CDX North America High Yield 29 Index	USD	11,900	12/20/22	Quarterly	1.000	867,727	(1,059,523)	(191,796)
CDX North America Investment Grade 29 Index	USD	7,500	12/20/22	Quarterly	1.000	142,444	(185,183)	(42,739)
						1,010,171	(1,244,706)	(234,535)

Centrally cleared credit default swap agreements on credit indices—sell protection16

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[15](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)
CDX North America High Yield 29 Index	USD	1,500	12/20/22	Quarterly	5.000	(111,720)	133,553	21,833

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	115,860,783	—	—	115,860,783
Investment companies	14,712,763	—	—	14,712,763
Preferred stock	—	—	0	0
US government obligations	—	13,288,778	—	13,288,778
Mortgage & agency debt securities	—	16,796,519	—	16,796,519
Asset-backed securities	—	7,769,446	—	7,769,446
Commercial mortgage-backed securities	—	6,901,794	—	6,901,794
Corporate bonds	—	29,720,800	—	29,720,800
Loan assignment	—	—	3,644	3,644
Non-US government obligations	—	1,271,569	—	1,271,569
Municipal bonds and notes	—	451,223	—	451,223
Short-term US government obligation	—	2,094,311	—	2,094,311
Repurchase agreement	—	47,819,000	—	47,819,000
Investment of cash collateral from securities loaned	—	3,013,841	—	3,013,841
Options purchased	1,210,120	—	—	1,210,120
Futures contracts	4,237,862	—	—	4,237,862
Swap agreements	—	133,553	—	133,553
Total	136,021,528	129,260,834	3,644	265,286,006

Liabilities
Option written	(646,400)	—	—	(646,400)
Futures contracts	(947,604)	—	—	(947,604)
Swap agreements	—	(1,244,706)	—	(1,244,706)
Total	(1,594,004)	(1,244,706)	—	(2,838,710)

At November 30, 2017, there were no transfers between Level 1 and Level 2.

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that was valued using unobservable inputs for the period ended November 30, 2017:

	Preferred stock	Loan assignment
Beginning balance	$0	$19,616
Purchases	—	—
Sales	—	(4,006)
Accrued discounts/(premiums)	—	1,703
Total realized gain/(loss)	—	1,569
Net change in unrealized appreciation/depreciation	—	(15,238)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$0	$3,644

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at November 30, 2017 was $(16,009).

Portfolio footnotes

*	Non-income producing security.
††	Amount represents less than 0.005%.
1	Security, or portion thereof, was on loan at the period end.
2	Illiquid investment at the period end.
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
7

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

8	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
9	Perpetual investment. Date shown reflects the next call date.
10	Rate shown reflects annualized yield at the period end on zero coupon bond.
11	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
12	Rate shown is the discount rate at the date of purchase unless otherwise noted.
13	Includes $8,317,402 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $3,013,841 and non-cash collateral of $5,450,770.
14

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

15	Payments made or received are based on the notional amount.
16

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2017 (unaudited)

Portfolio acronyms

ADR	American Depositary Receipt
BOA	Bank of America
ETF	Exchange Traded Fund
GMTN	Global Medium Term Note
LIBID	London Interbank Bid Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OEM	Original Equipment Manufacturer
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and brokerdealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significantevents that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps, if any, are valued using prices from the central counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated August 31, 2017.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 29, 2018

By:	/s/ Joanne Kilkeary
Joanne Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	January 29, 2018